Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	December 31,
	2018	2019
Deductible VAT input	1,018,766	1,253,617
Prepayment to vendors	333,367	88,900
Deposits	23,321	73,271
Other receivables	138,803	186,105
Less: Allowance for doubtful accounts	—	(22,635)
Total	1,514,257	1,579,258